Derivative financial instruments - Analysis of fair value derivative sssets and liabilities by maturity and fair value estimation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	$ 12,402	$ 10,048
Derivatives held for trading, Fair value liabilities	(13,449)	(8,313)
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,712	2,947
Derivatives held for trading, Fair value liabilities	(7,567)	(2,942)
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,888	1,160
Derivatives held for trading, Fair value liabilities	(1,835)	(979)
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,000	857
Derivatives held for trading, Fair value liabilities	(723)	(625)
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	678	697
Derivatives held for trading, Fair value liabilities	(498)	(505)
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	496	561
Derivatives held for trading, Fair value liabilities	(549)	(416)
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,628	3,826
Derivatives held for trading, Fair value liabilities	(2,277)	(2,846)
Derivatives held for trading
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	12,402	10,048
Derivative assets held for trading, before netting	20,171	12,067
Less: netting by counterparty	(7,769)	(2,019)
Derivatives held for trading, Fair value liabilities	(13,449)	(8,313)
Derivative financial liabilities held for trading, before netting	(21,218)	(10,332)
Less: netting by counterparty	7,769	2,019
Net fair value	(1,047)	1,735
Derivatives held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	99	81
Derivatives held for trading, Fair value liabilities	(99)	(86)
Derivatives held for trading | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	14,545	5,588
Derivatives held for trading, Fair value liabilities	(17,182)	(4,905)
Derivatives held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,527	6,398
Derivatives held for trading, Fair value liabilities	(3,937)	(5,341)
Derivatives held for trading | Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,712	2,947
Derivative assets held for trading, before netting	12,369	4,129
Less: netting by counterparty	(6,657)	(1,182)
Derivatives held for trading, Fair value liabilities	(7,567)	(2,942)
Derivative financial liabilities held for trading, before netting	(14,224)	(4,124)
Less: netting by counterparty	6,657	1,182
Net fair value	(1,855)	5
Derivatives held for trading | Within one year | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	63	48
Derivatives held for trading, Fair value liabilities	(57)	(55)
Derivatives held for trading | Within one year | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	11,418	3,342
Derivatives held for trading, Fair value liabilities	(13,646)	(3,577)
Derivatives held for trading | Within one year | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	888	739
Derivatives held for trading, Fair value liabilities	(521)	(492)
Derivatives held for trading | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,888	1,160
Derivative assets held for trading, before netting	2,582	1,413
Less: netting by counterparty	(694)	(253)
Derivatives held for trading, Fair value liabilities	(1,835)	(979)
Derivative financial liabilities held for trading, before netting	(2,529)	(1,232)
Less: netting by counterparty	694	253
Net fair value	53	181
Derivatives held for trading | 1-2 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	25	9
Derivatives held for trading, Fair value liabilities	(28)	(9)
Derivatives held for trading | 1-2 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,957	858
Derivatives held for trading, Fair value liabilities	(2,189)	(809)
Derivatives held for trading | 1-2 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	600	546
Derivatives held for trading, Fair value liabilities	(312)	(414)
Derivatives held for trading | 2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,000	857
Derivative assets held for trading, before netting	1,145	934
Less: netting by counterparty	(145)	(77)
Derivatives held for trading, Fair value liabilities	(723)	(625)
Derivative financial liabilities held for trading, before netting	(868)	(702)
Less: netting by counterparty	145	77
Net fair value	277	232
Derivatives held for trading | 2-3 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	4	15
Derivatives held for trading, Fair value liabilities	(4)	(13)
Derivatives held for trading | 2-3 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	631	367
Derivatives held for trading, Fair value liabilities	(575)	(263)
Derivatives held for trading | 2-3 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	510	552
Derivatives held for trading, Fair value liabilities	(289)	(426)
Derivatives held for trading | 3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	678	697
Derivative assets held for trading, before netting	720	735
Less: netting by counterparty	(42)	(38)
Derivatives held for trading, Fair value liabilities	(498)	(505)
Derivative financial liabilities held for trading, before netting	(540)	(543)
Less: netting by counterparty	42	38
Net fair value	180	192
Derivatives held for trading | 3-4 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	6	3
Derivatives held for trading, Fair value liabilities	(8)	(3)
Derivatives held for trading | 3-4 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	298	212
Derivatives held for trading, Fair value liabilities	(251)	(136)
Derivatives held for trading | 3-4 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	416	520
Derivatives held for trading, Fair value liabilities	(281)	(404)
Derivatives held for trading | 4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	496	561
Derivative assets held for trading, before netting	522	598
Less: netting by counterparty	(26)	(37)
Derivatives held for trading, Fair value liabilities	(549)	(416)
Derivative financial liabilities held for trading, before netting	(575)	(453)
Less: netting by counterparty	26	37
Net fair value	(53)	145
Derivatives held for trading | 4-5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1	5
Derivatives held for trading, Fair value liabilities	(2)	(5)
Derivatives held for trading | 4-5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	139	100
Derivatives held for trading, Fair value liabilities	(305)	(41)
Derivatives held for trading | 4-5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	382	493
Derivatives held for trading, Fair value liabilities	(268)	(407)
Derivatives held for trading | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,628	3,826
Derivative assets held for trading, before netting	2,833	4,258
Less: netting by counterparty	(205)	(432)
Derivatives held for trading, Fair value liabilities	(2,277)	(2,846)
Derivative financial liabilities held for trading, before netting	(2,482)	(3,278)
Less: netting by counterparty	205	432
Net fair value	351	980
Derivatives held for trading | Over 5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0	1
Derivatives held for trading, Fair value liabilities	0	(1)
Derivatives held for trading | Over 5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	102	709
Derivatives held for trading, Fair value liabilities	(216)	(79)
Derivatives held for trading | Over 5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,731	3,548
Derivatives held for trading, Fair value liabilities	$ (2,266)	$ (3,198)